Prepayment, Net - Schedule of Movement of Allowance for Prepayment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule Of Movement Of Allowance For Prepayment Abstract
Balance	$ 88,116	$ 88,105	$ 97,691
Addition (Reversal)	0	0	(12,198)
Exchange rate difference	3,738	11	2,612
Balance	$ 91,854	$ 88,116	$ 88,105